Long-Term Debt and Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Long-Term Debt and Short-Term Borrowings
Schedule of Long-Term Debt

Long-Term Debt

	Currency/	Effective	Final
(Millions)	Fixed vs.	Interest	Maturity	Carrying Value
Description / 2015 Principal Amount	Floating	Rate	Date	2015	2014
Medium-term note ($1 billion)	USD Fixed	1.62%	2016	$999	$996
Medium-term note ($650 million)	USD Fixed	1.10%	2017	648	647
Medium-term note (500 million Euros)	Euro Floating	0.16%	2018	545	606
Medium-term note ($450 million)	USD Floating	0.44%	2018	448	—
Medium-term note ($600 million)	USD Floating	0.55%	2019	597	592
Medium-term note ($25 million)	USD Fixed	1.74%	2019	25	25
Medium-term note (650 million Euros)	Euro Floating	0.15%	2020	708	—
Medium-term note ($300 million)	USD Floating	0.61%	2020	297	—
Medium-term note ($200 million)	USD Fixed	2.12%	2020	198	—
Eurobond (300 million Euros)	Euro Floating	0.21%	2021	348	389
Eurobond (300 million Euros)	Euro Fixed	1.97%	2021	326	361
Medium-term note ($600 million)	USD Fixed	2.17%	2022	592	591
Medium-term note (600 million Euros)	Euro Fixed	1.14%	2023	644	—
Medium-term note ($550 million)	USD Fixed	3.04%	2025	545	—
Medium-term note (750 million Euros)	Euro Fixed	1.71%	2026	801	892
30-year debenture ($330 million)	USD Fixed	6.01%	2028	343	344
Medium-term note (500 million Euros)	Euro Fixed	1.90%	2030	533	—
30-year bond ($750 million)	USD Fixed	5.73%	2037	743	742
Floating rate note ($96 million)	USD Floating	0.22%	2041	96	96
Medium-term note ($325 million)	USD Fixed	4.05%	2044	313	312
Floating rate note ($55 million)	USD Floating	0.16%	2044	55	55
Other borrowings	Various	0.22%	2016-2040	74	112
Total long-term debt				$9,878	$6,760
Less: current portion of long-term debt				1,125	55
Long-term debt (excluding current portion)				$8,753	$6,705

Schedule of Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

	2015		2014
	Carrying	Effective	Carrying	Effective
(Millions)	Value	Interest Rate	Value	Interest Rate
Fixed-rate debt	$6,712	2.54%	$4,911	2.74%
Floating-rate debt	3,166	0.32%	1,849	0.53%
Total long-term debt, including current portion	$9,878		$6,760

Schedule of Short-Term Borrowings and Current Portion of Long-Term Debt

Short-Term Borrowings and Current Portion of Long-Term Debt

	Effective	Carrying Value
(Millions)	Interest Rate	2015	2014
Current portion of long-term debt	1.45%	$1,125	$55
U.S. dollar commercial paper	—%	—	—
Other borrowings	1.01%	919	51
Total short-term borrowings and current portion of long-term debt		$2,044	$106

Schedule of Maturities of Long-Term Debt

Maturities of Long-term Debt

Maturities of long-term debt for the five years subsequent of December 31, 2015 are as follows (in millions):

					After
2016	2017	2018	2019	2020	2020	Total
$1,125	$744	$993	$622	$1,203	$5,191	$9,878